SCHEDULE OF DEPICTS THE NUMBER OF OPTIONS GRANTED (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance	21,943	21,746
Number of Option, Beginning balance	75	1,675
Number of Option, Beginning balance	15,662	21,943
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance	28,732	27,057
Number of Option, Beginning balance	28,807	28,732
Stock Option Plan [Member] | On March, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance		1,500
Vesting conditions		16.7% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
Stock Option Plan [Member] | On March, 2023 One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance		15
Vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
Stock Option Plan [Member] | On June, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance		65
Vesting conditions		33.3% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
Stock Option Plan [Member] | On August, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance		85
Vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
Stock Option Plan [Member] | On November, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance		10
Vesting conditions		33.3% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
Stock Option Plan [Member] | On April, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance	45
Vesting conditions	3 years vest
Contractual Life of Options	10 years
Stock Option Plan [Member] | On August, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance	30
Vesting conditions	3 years vest
Contractual Life of Options	10 years